Short-term investments - Schedule of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Investments [Line Items]
Short-term investments	$ 117,821	$ 102,847
Time deposits [Member]
Schedule of Investments [Line Items]
Short-term investments	68,828	102,555
Investments in financial instruments [Member]
Schedule of Investments [Line Items]
Short-term investments	$ 48,993	$ 292